                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21591
                                   ---------------------------------------------

               AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

       4500 MAIN STREET, KANSAS CITY, MISSOURI               64111
--------------------------------------------------------------------------------
       (Address of principal executive offices)            (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:      816-531-5575
                                                    ----------------------------

Date of fiscal year end:             07-31
                          ------------------------------------------------------

Date of reporting period:            04-30-2007
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
LIVESTRONG(reg.tm) INCOME PORTFOLIO
APRIL 30, 2007

[american century investments logo and text logo]

LIVESTRONG INCOME PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.8%
DOMESTIC EQUITY FUNDS - 41.1%
           650,868  NT Equity Growth Fund
                    Institutional Class                            $   7,452,445
           326,922  NT Growth Fund
                    Institutional Class                                3,677,873
           539,134  NT Large Company Value Fund
                    Institutional Class                                6,270,128
           196,395  NT Mid Cap Value Fund
                    Institutional Class                                2,297,822
           110,184  NT Small Company Fund
                    Institutional Class                                1,152,525
           141,509  NT Vista Fund
                    Institutional Class(2)                             1,498,580
            15,835  Real Estate Fund
                    Institutional Class                                  499,119
                                                                 ---------------
                                                                      22,848,492
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 36.8%
           320,760  High-Yield Fund Institutional Class                2,088,148
           380,223  Inflation-Adjusted Bond Fund
                    Institutional Class                                4,106,408
         1,401,152  NT Diversified Bond Fund
                    Institutional Class                               14,277,738
                                                                 ---------------
                                                                      20,472,294
                                                                 ---------------
MONEY MARKET FUNDS - 9.8%
         5,427,874  Premium Money Market Fund
                    Investor Class                                     5,427,874
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 6.7%
           264,855  International Bond Fund
                    Institutional Class                                3,731,807
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 5.4%
           258,741  NT International Growth Fund
                    Institutional Class                                2,988,459
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.8%                                   55,468,926
                                                                 ---------------
(Cost $52,040,513)

OTHER ASSETS AND LIABILITIES - 0.2%                                      106,363
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  55,575,289
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2) Non-income producing.

LIVESTRONG INCOME PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of April 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $52,256,268
                                                                 ===============
Gross tax appreciation of investments                               $ 3,252,961
Gross tax depreciation of investments                                   (40,303)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $ 3,212,658
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

LIVESTRONG INCOME PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2007, follows:

                                                                                               APRIL 30, 2007
                        JULY 31, 2006    PURCHASE      SALES     REALIZED    DISTRIBUTIONS    SHARE      MARKET
FUND/UNDERLYING FUND    SHARE BALANCE      COST        COST     GAIN (LOSS)   RECEIVED(1)    BALANCE      VALUE
------------------------------------------------------------------------------------------------------------------
LIVESTRONG INCOME PORTFOLIO

NT Equity
Growth Fund
Institutional Class         466,081    $ 3,102,138  $1,131,807   $ (1,845)    $   48,422      650,868  $ 7,452,445
NT Growth Fund
Institutional Class         235,532      1,550,725     589,224     (3,144)         8,617      326,922    3,677,873
NT Large Company
Value Fund
Institutional Class         388,517      2,624,771     981,652     (2,691)        77,910      539,134    6,270,128
NT Mid Cap
Value Fund
Institutional Class         141,077        953,934     355,358        647         45,887      196,395    2,297,822
NT Small
Company Fund
Institutional Class          75,409        487,801     153,599     (4,017)         1,778      110,184    1,152,525
NT Vista Fund
Institutional Class(2)      100,680        595,967     219,915     (9,099)            --      141,509    1,498,580
Real Estate Fund
Institutional Class          12,122        236,170     121,318      1,634         47,737       15,835      499,119
High-Yield Fund
Institutional Class         205,631      1,023,124     287,017     (3,005)        83,646      320,760    2,088,148
Inflation-Adjusted
Bond Fund
Institutional Class         243,667      2,036,388     590,848    (22,896)        64,614      380,223    4,106,408
NT Diversified
Bond Fund
Institutional Class         901,183      7,095,371   2,005,973    (18,607)       480,317    1,401,152   14,277,738
Premium Money
Market Fund
Investor Class            3,405,795      2,769,143     747,064         --        161,979    5,427,874    5,427,874
International
Bond Fund
Institutional Class         177,722      1,732,139     537,062    (13,876)        74,795      264,855    3,731,807
NT International
Growth Fund
Institutional Class         196,623      1,192,620     545,556      2,813          7,036      258,741    2,988,459
                        ------------------------------------------------------------------------------------------
                                       $25,400,291  $8,266,393   $(74,086)    $1,102,738               $55,468,926
                        ==========================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. LIVESTRONG is a trademark of the Lance Armstrong Foundation. For more information about the foundation, visit livestrong.org.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
LIVESTRONG(reg.tm) 2015 PORTFOLIO
APRIL 30, 2007

[american century investments logo and text logo]

LIVESTRONG 2015 PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.8%
DOMESTIC EQUITY FUNDS - 45.7%
         1,828,819  NT Equity Growth Fund
                    Institutional Class                             $ 20,939,978
         1,211,264  NT Growth Fund
                    Institutional Class                               13,626,720
         1,607,189  NT Large Company Value Fund
                    Institutional Class                               18,691,608
           752,192  NT Mid Cap Value Fund
                    Institutional Class                                8,800,646
           322,439  NT Small Company Fund
                    Institutional Class                                3,372,712
           663,399  NT Vista Fund
                    Institutional Class(2)                             7,025,395
            64,699  Real Estate Fund
                    Institutional Class                                2,039,312
                                                                 ---------------
                                                                      74,496,371
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 34.3%
           870,493  High-Yield Fund Institutional Class                5,666,909
         1,038,630  Inflation-Adjusted Bond Fund
                    Institutional Class                               11,217,205
         3,821,435  NT Diversified Bond Fund
                    Institutional Class                               38,940,413
                                                                 ---------------
                                                                      55,824,527
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 8.9%
           248,337  NT Emerging Markets Fund
                    Institutional Class                                3,101,729
           983,003  NT International Growth Fund
                    Institutional Class                               11,353,685
                                                                 ---------------
                                                                      14,455,414
                                                                 ---------------
MONEY MARKET FUNDS - 5.8%
         9,443,453  Premium Money Market Fund
                    Investor Class                                     9,443,453
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 5.1%
           594,161  International Bond Fund
                    Institutional Class                                8,371,728
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.8%                                  162,591,493
                                                                 ---------------
(Cost $150,774,699)

OTHER ASSETS AND LIABILITIES - 0.2%                                      269,702
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $162,861,195
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2) Non-income producing.

LIVESTRONG 2015 PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of April 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $151,106,817
                                                                 ===============
Gross tax appreciation of investments                              $ 11,556,754
Gross tax depreciation of investments                                   (72,078)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $ 11,484,676
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

LIVESTRONG 2015 PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2007, follows:

                                                                                                 APRIL 30, 2007
                        JULY 31, 2006    PURCHASE      SALES      REALIZED    DISTRIBUTIONS    SHARE       MARKET
FUND/UNDERLYING FUND    SHARE BALANCE      COST         COST     GAIN (LOSS)   RECEIVED(1)    BALANCE       VALUE
--------------------------------------------------------------------------------------------------------------------
LIVESTRONG 2015 PORTFOLIO

NT Equity
Growth Fund
Institutional Class       1,380,570    $ 6,537,047  $ 1,759,008   $ (2,664)    $  141,371    1,828,819  $ 20,939,978
NT Growth Fund
Institutional Class       1,024,610      4,492,610    2,508,293     21,478         33,804    1,211,264    13,626,720
NT Large Company
Value Fund
Institutional Class       1,248,519      5,927,127    2,020,866     (8,637)       242,840    1,607,189    18,691,608
NT Mid Cap
Value Fund
Institutional Class         581,803      2,765,518      927,515      2,055        185,727      752,192     8,800,646
NT Small
Company Fund
Institutional Class         266,651      1,101,825      573,959    (11,225)         5,516      322,439     3,372,712
NT Vista Fund
Institutional Class(2)      537,679      2,155,786    1,009,228    (32,835)            --      663,399     7,025,395
Real Estate Fund
Institutional Class          55,301        744,786      452,505     17,763        207,630       64,699     2,039,312
High-Yield Fund
Institutional Class         595,761      2,212,039      461,300     (9,837)       236,776      870,493     5,666,909
Inflation-Adjusted
Bond Fund
Institutional Class         706,080      4,485,167      952,312    (43,363)       181,209    1,038,630    11,217,205
NT Diversified
Bond Fund
Institutional Class       2,622,086     15,437,324    3,226,445    (47,843)     1,369,293    3,821,435    38,940,413
NT Emerging
Markets Fund
Institutional Class         253,841        969,946      978,680     72,956         19,522      248,337     3,101,729
NT International
Growth Fund
Institutional Class         802,143      3,424,243    1,535,010     24,654         28,248      983,003    11,353,685
Premium Money
Market Fund
Investor Class            5,894,217      4,309,931      760,695         --        285,897    9,443,453     9,443,453
International
Bond Fund
Institutional Class         415,182      3,180,133      718,382    (32,308)       177,316      594,161     8,371,728
                        --------------------------------------------------------------------------------------------
                                       $57,743,482  $17,884,198   $(49,806)    $3,115,149               $162,591,493
                        ============================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. LIVESTRONG is a trademark of the Lance Armstrong Foundation. For more information about the foundation, visit livestrong.org.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
LIVESTRONG(reg.tm) 2025 PORTFOLIO
APRIL 30, 2007

[american century investments logo and text logo]

LIVESTRONG 2025 PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
DOMESTIC EQUITY FUNDS - 53.3%
         2,454,667  NT Equity Growth Fund
                    Institutional Class                             $ 28,105,937
         2,315,500  NT Growth Fund
                    Institutional Class                               26,049,375
         2,348,739  NT Large Company Value Fund
                    Institutional Class                               27,315,835
         1,009,851  NT Mid Cap Value Fund
                    Institutional Class                               11,815,257
           833,915  NT Small Company Fund
                    Institutional Class                                8,722,751
         1,114,252  NT Vista Fund
                    Institutional Class(2)                            11,799,929
           117,432  Real Estate Fund
                    Institutional Class                                3,701,457
                                                                 ---------------
                                                                     117,510,541
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 28.1%
           987,083  High-Yield Fund Institutional Class                6,425,910
         1,149,483  Inflation-Adjusted Bond Fund
                    Institutional Class                               12,414,417
         4,222,418  NT Diversified Bond Fund
                    Institutional Class                               43,026,438
                                                                 ---------------
                                                                      61,866,765
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 12.8%
           572,039  NT Emerging Markets Fund
                    Institutional Class                                7,144,781
         1,828,465  NT International Growth Fund
                    Institutional Class                               21,118,771
                                                                 ---------------
                                                                      28,263,552
                                                                 ---------------
MONEY MARKET FUNDS - 4.8%
        10,556,694  Premium Money Market Fund
                    Investor Class                                    10,556,694
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 0.9%
           146,972  International Bond Fund
                    Institutional Class                                2,070,835
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                  220,268,387
                                                                 ---------------
(Cost $201,523,587)

OTHER ASSETS AND LIABILITIES - 0.1%                                      314,794
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $220,583,181
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2) Non-income producing.

LIVESTRONG 2025 PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of April 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $201,925,350
                                                                 ===============
Gross tax appreciation of investments                              $ 18,448,731
Gross tax depreciation of investments                                  (105,694)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $ 18,343,037
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

LIVESTRONG 2025 PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2007, follows:

                                                                                                   APRIL 30, 2007
                          JULY 31, 2006    PURCHASE      SALES      REALIZED    DISTRIBUTIONS    SHARE        MARKET
FUND/UNDERLYING FUND      SHARE BALANCE      COST        COST      GAIN (LOSS)   RECEIVED(1)    BALANCE        VALUE
-----------------------------------------------------------------------------------------------------------------------
LIVESTRONG 2025 PORTFOLIO

NT Equity Growth Fund
Institutional Class         1,937,538    $ 8,236,221  $ 2,758,034   $ (3,755)    $  195,562     2,454,667  $ 28,105,937
NT Growth Fund
Institutional Class         1,917,716      7,871,554    3,715,849    (11,529)        66,968     2,315,500    26,049,375
NT Large Company
Value Fund
Institutional Class         1,869,552      8,071,446    2,884,653    (15,588)       364,103     2,348,739    27,315,835
NT Mid Cap Value Fund
Institutional Class           799,340      3,458,626    1,208,028      2,723        257,409     1,009,851    11,815,257
NT Small Company Fund
Institutional Class           651,704      2,575,057      828,117     (4,512)        14,691       833,915     8,722,751
NT Vista Fund
Institutional Class(2)        913,828      3,358,789    1,540,953    (38,152)            --     1,114,252    11,799,929
Real Estate Fund
Institutional Class           102,308      1,262,326      795,471     25,882        391,450       117,432     3,701,457
High-Yield Fund
Institutional Class           677,982      2,538,208      572,615    (12,664)       273,260       987,083     6,425,910
Inflation-Adjusted
Bond Fund
Institutional Class           796,775      4,892,738    1,151,885    (50,592)       204,222     1,149,483    12,414,417
NT Diversified
Bond Fund
Institutional Class         2,928,445     17,077,496    3,906,263    (61,360)     1,547,757     4,222,418    43,026,438
NT Emerging
Markets Fund
Institutional Class           550,499      2,014,845    1,721,670    115,561         46,524       572,039     7,144,781
NT International
Growth Fund
Institutional Class         1,571,037      5,994,552    3,328,177     60,952         54,386     1,828,465    21,118,771
Premium Money
Market Fund
Investor Class              7,362,225      4,127,996      933,527         --        339,410    10,556,694    10,556,694
International
Bond Fund
Institutional Class            54,841      1,502,857      194,367     (8,643)        45,183       146,972     2,070,835
                          ---------------------------------------------------------------------------------------------
                                         $72,982,711  $25,539,609   $ (1,677)    $3,800,925                $220,268,387
                          =============================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. LIVESTRONG is a trademark of the Lance Armstrong Foundation. For more information about the foundation, visit livestrong.org.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
LIVESTRONG(reg.tm) 2035 PORTFOLIO
APRIL 30, 2007

[american century investments logo and text logo]

LIVESTRONG 2035 PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
DOMESTIC EQUITY FUNDS - 62.8%
         1,401,107  NT Equity Growth Fund
                    Institutional Class                             $ 16,042,675
         1,406,611  NT Growth Fund
                    Institutional Class                               15,824,374
         1,368,082  NT Large Company Value Fund
                    Institutional Class                               15,910,794
           686,598  NT Mid Cap Value Fund
                    Institutional Class                                8,033,197
           441,484  NT Small Company Fund
                    Institutional Class                                4,617,923
           795,080  NT Vista Fund
                    Institutional Class(2)                             8,419,897
            75,919  Real Estate Fund
                    Institutional Class                                2,392,967
                                                                 ---------------
                                                                      71,241,827
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 20.6%
           360,787  High-Yield Fund Institutional Class                2,348,723
           427,673  Inflation-Adjusted Bond Fund
                    Institutional Class                                4,618,869
         1,610,968  NT Diversified Bond Fund
                    Institutional Class                               16,415,767
                                                                 ---------------
                                                                      23,383,359
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 15.6%
           461,325  NT Emerging Markets Fund
                    Institutional Class                                5,761,949
         1,035,082  NT International Growth Fund
                    Institutional Class                               11,955,197
                                                                 ---------------
                                                                      17,717,146
                                                                 ---------------
MONEY MARKET FUNDS - 0.9%
         1,077,120  Premium Money Market Fund
                    Investor Class                                     1,077,120
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                  113,419,452
                                                                 ---------------
(Cost $102,407,291)

OTHER ASSETS AND LIABILITIES - 0.1%                                      103,741
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $113,523,193
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2) Non-income producing.

LIVESTRONG 2035 PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of April 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $102,632,204
                                                                 ===============
Gross tax appreciation of investments                              $ 10,806,914
Gross tax depreciation of investments                                   (19,666)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $ 10,787,248
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

LIVESTRONG 2035 PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2007, follows:

                                                                                                 APRIL 30, 2007
                        JULY 31, 2006    PURCHASE      SALES      REALIZED    DISTRIBUTIONS    SHARE       MARKET
FUND/UNDERLYING FUND    SHARE BALANCE      COST        COST      GAIN (LOSS)   RECEIVED(1)    BALANCE       VALUE
--------------------------------------------------------------------------------------------------------------------
LIVESTRONG 2035 PORTFOLIO

NT Equity
Growth Fund
Institutional Class         998,380    $ 6,736,192  $ 2,471,010   $ (8,546)     $  107,811   1,401,107  $ 16,042,675
NT Growth Fund
Institutional Class       1,008,391      6,736,111    2,562,144    (21,848)         39,354   1,406,611    15,824,374
NT Large Company
Value Fund
Institutional Class       1,000,250      6,781,375    2,802,165    (14,772)        205,603   1,368,082    15,910,794
NT Mid Cap
Value Fund
Institutional Class         481,782      3,344,976    1,150,065      2,918         168,015     686,598     8,033,197
NT Small
Company Fund
Institutional Class         294,609      2,046,884      636,190     (4,265)          7,558     441,484     4,617,923
NT Vista Fund
Institutional Class(2)      550,757      3,377,392    1,116,272    (10,453)             --     795,080     8,419,897
Real Estate Fund
Institutional Class          58,093      1,153,371      603,465      5,301         242,159      75,919     2,392,967
High-Yield Fund
Institutional Class         216,648      1,261,246      341,111     (2,217)         95,322     360,787     2,348,723
Inflation-Adjusted
Bond Fund
Institutional Class         259,945      2,479,062      696,597    (18,423)         71,773     427,673     4,618,869
NT Diversified
Bond Fund
Institutional Class         982,924      8,848,579    2,462,028    (33,533)        564,763   1,610,968    16,415,767
NT Emerging
Markets Fund
Institutional Class         394,918      2,314,843    1,566,062     81,041          36,320     461,325     5,761,949
NT International
Growth Fund
Institutional Class         767,610      4,778,902    2,033,683     19,311          29,795   1,035,082    11,955,197
Premium Money
Market Fund
Investor Class              332,790        898,425      154,095         --          26,768   1,077,120     1,077,120
                        --------------------------------------------------------------------------------------------
                                       $50,757,358  $18,594,887   $ (5,486)     $1,595,241              $113,419,452
                        ============================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. LIVESTRONG is a trademark of the Lance Armstrong Foundation. For more information about the foundation, visit livestrong.org.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
LIVESTRONG(reg.tm) 2045 PORTFOLIO
APRIL 30, 2007

[american century investments logo and text logo]

LIVESTRONG 2045 PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
DOMESTIC EQUITY FUNDS - 68.0%
         1,010,160  NT Equity Growth Fund
                    Institutional Class                             $ 11,566,331
         1,015,043  NT Growth Fund
                    Institutional Class                               11,419,234
         1,003,119  NT Large Company Value Fund
                    Institutional Class                               11,666,273
           494,797  NT Mid Cap Value Fund
                    Institutional Class                                5,789,125
           352,641  NT Small Company Fund
                    Institutional Class                                3,688,625
           572,458  NT Vista Fund
                    Institutional Class(2)                             6,062,330
            62,077  Real Estate Fund
                    Institutional Class                                1,956,667
                                                                 ---------------
                                                                      52,148,585
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 16.8%
           407,789  NT Emerging Markets Fund
                    Institutional Class                                5,093,285
           678,405  NT International Growth Fund
                    Institutional Class                                7,835,578
                                                                 ---------------
                                                                      12,928,863
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 15.1%
           180,527  High-Yield Fund Institutional Class                1,175,231
           214,031  Inflation-Adjusted Bond Fund
                    Institutional Class                                2,311,535
           795,482  NT Diversified Bond Fund
                    Institutional Class                                8,105,954
                                                                 ---------------
                                                                      11,592,720
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                   76,670,168
                                                                 ---------------
(Cost $68,734,304)

OTHER ASSETS AND LIABILITIES - 0.1%                                       55,409
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 76,725,577
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2) Non-income producing.

LIVESTRONG 2045 PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of April 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 68,913,797
                                                                 ===============
Gross tax appreciation of investments                              $  7,763,514
Gross tax depreciation of investments                                    (7,143)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $  7,756,371
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

LIVESTRONG 2045 PORTFOLIO - SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the nine months ended April 30, 2007, follows:

                                                                                                APRIL 30, 2007
                        JULY 31, 2006    PURCHASE      SALES      REALIZED    DISTRIBUTIONS    SHARE      MARKET
FUND/UNDERLYING FUND    SHARE BALANCE      COST         COST     GAIN (LOSS)   RECEIVED(1)    BALANCE      VALUE
-------------------------------------------------------------------------------------------------------------------
LIVESTRONG 2045 PORTFOLIO

NT Equity
Growth Fund
Institutional Class        622,511     $ 6,006,881  $ 1,938,393   $(14,704)     $ 74,456     1,010,160  $11,566,331
NT Growth Fund
Institutional Class        628,776       6,006,852    1,998,672    (17,865)       26,983     1,015,043   11,419,234
NT Large Company
Value Fund
Institutional Class        623,017       6,106,378    2,022,559    (15,709)      143,688     1,003,119   11,666,273
NT Mid Cap
Value Fund
Institutional Class        300,760       2,984,008      913,448      5,580       115,504       494,797    5,789,125
NT Small
Company Fund
Institutional Class        203,767       1,999,384      580,590     (5,145)        5,736       352,641    3,688,625
NT Vista Fund
Institutional Class(2)     343,690       3,031,668      929,006    (20,505)           --       572,458    6,062,330
Real Estate Fund
Institutional Class         40,745       1,159,207      501,609      5,744       187,444        62,077    1,956,667
NT Emerging
Markets Fund
Institutional Class        299,005       2,524,553    1,348,804     57,982        30,580       407,789    5,093,285
NT International
Growth Fund
Institutional Class        424,763       3,841,355    1,255,734      2,589        18,589       678,405    7,835,578
High-Yield Fund
Institutional Class         92,365         756,953      194,627     (1,479)       44,988       180,527    1,175,231
Inflation-Adjusted
Bond Fund
Institutional Class        109,499       1,512,014      394,042     (7,782)       34,000       214,031    2,311,535
NT Diversified
Bond Fund
Institutional Class        416,572       5,237,685    1,379,526    (14,427)      263,748       795,482    8,105,954
                        -------------------------------------------------------------------------------------------
                                       $41,166,938  $13,457,010   $(25,721)     $945,716                $76,670,168
                        ===========================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.
(2) Non-income producing.

American Century Investment Services, Inc. has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name. LIVESTRONG is a trademark of the Lance Armstrong Foundation. For more information about the foundation, visit livestrong.org.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
ONE CHOICE PORTFOLIO(reg.sm): VERY CONSERVATIVE
APRIL 30, 2007

[american century investments logo and text logo]

ONE CHOICE PORTFOLIO: VERY CONSERVATIVE - SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.8%
DOMESTIC FIXED INCOME FUNDS - 40.1%
         1,547,861  Diversified Bond Fund
                    Investor Class                                  $ 15,509,568
                                                                 ---------------
MONEY MARKET FUNDS - 25.0%
         9,665,376  Prime Money Market Fund
                    Investor Class                                     9,665,376
                                                                 ---------------
DOMESTIC EQUITY FUNDS - 23.7%
            71,730  Equity Growth Fund Investor Class                  1,915,191
            48,928  Growth Fund Investor Class                         1,146,383
           389,397  Large Company Value Fund
                    Investor Class                                     3,072,342
            24,177  Real Estate Fund Investor Class                      761,092
            35,927  Small Company Fund
                    Investor Class                                       379,748
           205,891  Value Fund Investor Class                          1,632,716
            14,852  Vista Fund Investor Class                            284,119
                                                                 ---------------
                                                                       9,191,591
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 11.0%
           303,316  International Bond Fund
                    Investor Class                                     4,273,722
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.8%                                   38,640,257
                                                                 ---------------
(Cost $37,388,287)

OTHER ASSETS AND LIABILITIES - 0.2%                                       85,349
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 38,725,606
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

ONE CHOICE PORTFOLIO: VERY CONSERVATIVE - SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of April 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 37,554,545
                                                                 ===============
Gross tax appreciation of investments                              $  1,104,157
Gross tax depreciation of investments                                   (18,445)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $  1,085,712
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

ONE CHOICE PORTFOLIO: VERY CONSERVATIVE - SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund during the nine months ended April 30, 2007, follows:

                                                                                             APRIL 30, 2007
                      JULY 31, 2006    PURCHASE      SALES     REALIZED    DISTRIBUTIONS    SHARE      MARKET
FUND/UNDERLYING FUND  SHARE BALANCE      COST        COST     GAIN (LOSS)   RECEIVED(1)    BALANCE      VALUE
----------------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: VERY CONSERVATIVE

Diversified
Bond Fund
Investor Class            788,890    $ 8,353,617  $  784,091   $(17,385)    $  394,955    1,547,861  $15,509,568
Prime Money
Market Fund
Investor Class          4,928,595      5,217,020     480,239         --        263,178    9,665,376    9,665,376
Equity
Growth Fund
Investor Class             40,991        947,900     171,711     (1,140)        75,600       71,730    1,915,191
Growth Fund
Investor Class             28,952        568,302     133,269        252            630       48,928    1,146,383
Large Company
Value Fund
Investor Class            218,520      1,577,657     324,798      1,957         53,180      389,397    3,072,342
Real Estate Fund
Investor Class             13,617        390,572      57,489     (2,007)        69,330       24,177      761,092
Small
Company Fund
Investor Class             19,521        204,726      43,720       (837)        15,311       35,927      379,748
Value Fund
Investor Class            124,597        812,795     191,547     (1,907)       100,025      205,891    1,632,716
Vista Fund
Investor Class             23,366        170,865     300,671      5,259          1,874       14,852      284,119
International
Bond Fund
Investor Class            161,605      2,166,994     219,842     (8,282)        74,630      303,316    4,273,722
                      ------------------------------------------------------------------------------------------
                                     $20,410,448  $2,707,377   $(24,090)    $1,048,713               $38,640,257
                      ==========================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
ONE CHOICE PORTFOLIO(reg.sm): CONSERVATIVE
APRIL 30, 2007

[american century investments logo and text logo]

ONE CHOICE PORTFOLIO: CONSERVATIVE - SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.8%
DOMESTIC EQUITY FUNDS - 37.7%
           724,899  Equity Growth Fund
                    Investor Class                                  $ 19,354,803
           480,748  Growth Fund Investor Class                        11,263,926
         3,005,993  Large Company Value Fund
                    Investor Class                                    23,717,285
           135,744  Real Estate Fund Investor Class                    4,273,221
           302,587  Small Company Fund
                    Investor Class                                     3,198,345
         1,631,859  Value Fund Investor Class                         12,940,642
           361,377  Vista Fund Investor Class                          6,913,142
                                                                 ---------------
                                                                      81,661,364
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 37.1%
         8,037,420  Diversified Bond Fund
                    Investor Class                                    80,534,948
                                                                 ---------------
MONEY MARKET FUNDS - 10.0%
        21,703,697  Prime Money Market Fund
                    Investor Class                                    21,703,697
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 9.0%
         1,393,097  International Bond Fund
                    Investor Class                                    19,628,737
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 6.0%
           959,632  International Growth Fund
                    Investor Class                                    13,022,206
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.8%                                  216,550,952
                                                                 ---------------
(Cost $203,940,771)

OTHER ASSETS AND LIABILITIES - 0.2%                                      338,207
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $216,889,159
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

ONE CHOICE PORTFOLIO: CONSERVATIVE - SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of April 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 204,298,845
                                                                 ===============
Gross tax appreciation of investments                              $  12,252,107
Gross tax depreciation of investments                                         --
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $  12,252,107
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

ONE CHOICE PORTFOLIO: CONSERVATIVE - SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund during the nine months ended April 30, 2007, follows:

                                                                                                APRIL 30, 2007
                      JULY 31, 2006    PURCHASE       SALES     REALIZED    DISTRIBUTIONS     SHARE       MARKET
FUND/UNDERLYING FUND  SHARE BALANCE      COST         COST     GAIN (LOSS)   RECEIVED(1)     BALANCE       VALUE
-------------------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: CONSERVATIVE

Equity Growth Fund
Investor Class            410,926    $  8,574,084  $  570,992   $(1,286)     $  732,563       724,899  $ 19,354,803
Growth Fund
Investor Class            268,644       5,193,052     532,218     2,301           5,858       480,748    11,263,926
Large Company
Value Fund
Investor Class          1,703,728      10,733,747   1,091,695     8,871         392,806     3,005,993    23,717,285
Real Estate Fund
Investor Class             75,911       2,009,350     106,850      (350)        367,036       135,744     4,273,221
Small Company Fund
Investor Class            162,944       1,559,446     177,678    (6,037)        122,055       302,587     3,198,345
Value Fund
Investor Class            963,764       5,746,729     610,015       531         747,487     1,631,859    12,940,642
Vista Fund
Investor Class            276,338       3,208,862   1,805,942     8,608          43,201       361,377     6,913,142
Diversified
Bond Fund
Investor Class          4,061,092      39,985,170     270,413    (7,542)      1,985,101     8,037,420    80,534,948
Prime Money
Market Fund
Investor Class         10,993,126      10,781,871      71,300        --         571,997    21,703,697    21,703,697
International
Bond Fund
Investor Class            737,059       9,101,606      66,296    (2,077)        326,052     1,393,097    19,628,737
International
Growth Fund
Investor Class            653,301       5,771,786   2,125,535    35,915          77,431       959,632    13,022,206
                       --------------------------------------------------------------------------------------------
                                     $102,665,703  $7,428,934   $38,934      $5,371,587                $216,550,952
                       ============================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
ONE CHOICE PORTFOLIO(reg.sm): MODERATE
APRIL 30, 2007

[american century investments logo and text logo]

ONE CHOICE PORTFOLIO: MODERATE - SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
DOMESTIC EQUITY FUNDS - 48.2%
         3,157,235  Equity Growth Fund
                    Investor Class                                  $ 84,298,175
         1,968,521  Growth Fund Investor Class                        46,122,447
         6,910,526  Large Company Value Fund
                    Investor Class                                    54,524,050
           343,335  Real Estate Fund Investor Class                   10,808,186
         1,020,490  Small Company Fund
                    Investor Class                                    10,786,579
         3,094,958  Value Fund Investor Class                         24,543,017
         1,687,632  Vista Fund Investor Class                         32,284,400
                                                                 ---------------
                                                                     263,366,854
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 27.7%
        13,730,407  Diversified Bond Fund
                    Investor Class                                   137,578,678
         2,107,397  High-Yield Fund Investor Class                    13,719,154
                                                                 ---------------
                                                                     151,297,832
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 14.0%
         2,234,790  Emerging Markets Fund
                    Investor Class                                    21,744,507
         4,043,966  International Growth Fund
                    Investor Class                                    54,876,619
                                                                 ---------------
                                                                      76,621,126
                                                                 ---------------
MONEY MARKET FUNDS - 6.0%
        32,925,977  Prime Money Market Fund
                    Investor Class                                    32,925,977
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 4.0%
         1,565,345  International Bond Fund
                    Investor Class                                    22,055,711
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                  546,267,500
                                                                 ---------------
(Cost $502,323,616)

OTHER ASSETS AND LIABILITIES - 0.1%                                      602,891
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $546,870,391
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

ONE CHOICE PORTFOLIO: MODERATE - SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of April 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $503,207,545
                                                                 ===============
Gross tax appreciation of investments                               $ 43,059,955
Gross tax depreciation of investments                                         --
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $ 43,059,955
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

ONE CHOICE PORTFOLIO: MODERATE - SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund during the nine months ended April 30, 2007, follows:

                                                                                                 APRIL 30, 2007
                      JULY 31, 2006    PURCHASE       SALES      REALIZED    DISTRIBUTIONS     SHARE       MARKET
FUND/UNDERLYING FUND  SHARE BALANCE      COST         COST      GAIN (LOSS)   RECEIVED(1)     BALANCE       VALUE
--------------------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: MODERATE

Equity
Growth Fund
Investor Class          1,687,245    $ 39,361,439  $ 1,778,277   $ (9,497)    $ 3,095,550    3,157,235  $ 84,298,175
Growth Fund
Investor Class          1,055,431      21,492,053    1,342,777      3,837          23,002    1,968,521    46,122,447
Large Company
Value Fund
Investor Class          3,373,572      27,367,523    1,170,425      7,325         862,145    6,910,526    54,524,050
Real Estate Fund
Investor Class            175,411       5,546,046      214,906     (2,295)        888,632      343,335    10,808,186
Small
Company Fund
Investor Class            501,537       5,480,260      322,885    (13,336)        394,676    1,020,490    10,786,579
Value Fund
Investor Class          1,781,053      12,067,691    1,943,089      9,448       1,361,908    3,094,958    24,543,017
Vista Fund
Investor Class          1,126,585      15,677,204    6,465,245    (70,146)        193,399    1,687,632    32,284,400
Diversified
Bond Fund
Investor Class          6,125,114      76,122,027      167,704     (5,091)      3,260,302   13,730,407   137,578,678
High-Yield Fund
Investor Class          1,015,623       7,016,359       16,654       (295)        476,817    2,107,397    13,719,154
Emerging
Markets Fund
Investor Class          1,068,723      11,201,084      595,372    (27,939)      2,757,809    2,234,790    21,744,507
International
Growth Fund
Investor Class          2,434,874      25,454,753    6,248,621    133,471         313,049    4,043,966    54,876,619
Prime Money
Market Fund
Investor Class         15,237,051      17,728,151       39,225         --         838,757   32,925,977    32,925,977
International
Bond Fund
Investor Class            757,510      11,154,894       28,174     (2,002)        356,161    1,565,345    22,055,711
                      ----------------------------------------------------------------------------------------------
                                     $275,669,484  $20,333,354   $ 23,480     $14,822,207               $546,267,500
                      ==============================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
ONE CHOICE PORTFOLIO(reg.sm): AGGRESSIVE
APRIL 30, 2007

[american century investments logo and text logo]

ONE CHOICE PORTFOLIO: AGGRESSIVE - SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 99.9%
DOMESTIC EQUITY FUNDS - 58.2%
         1,959,463  Equity Growth Fund
                    Investor Class                                  $ 52,317,662
         2,387,075  Growth Fund Investor Class                        55,929,167
         4,273,309  Large Company Value Fund
                    Investor Class                                    33,716,408
           235,941  Real Estate Fund Investor Class                    7,427,423
           788,983  Small Company Fund
                    Investor Class                                     8,339,550
         1,772,078  Value Fund Investor Class                         14,052,579
         2,416,351  Vista Fund Investor Class                         46,224,795
                                                                 ---------------
                                                                     218,007,584
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 19.7%
         5,659,248  Diversified Bond Fund
                    Investor Class                                    56,705,665
         2,605,977  High-Yield Fund Investor Class                    16,964,910
                                                                 ---------------
                                                                      73,670,575
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 19.0%
         2,495,312  Emerging Markets Fund
                    Investor Class                                    24,279,386
         3,472,716  International Growth Fund
                    Investor Class                                    47,124,756
                                                                 ---------------
                                                                      71,404,142
                                                                 ---------------
MONEY MARKET FUNDS - 2.0%
         7,539,961  Prime Money Market Fund
                    Investor Class                                     7,539,961
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 1.0%
           268,815  International Bond Fund
                    Investor Class                                     3,787,603
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.9%                                  374,409,865
                                                                 ---------------
(Cost $335,726,574)

OTHER ASSETS AND LIABILITIES - 0.1%                                      289,277
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $374,699,142
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

ONE CHOICE PORTFOLIO: AGGRESSIVE - SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of April 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 336,233,032
                                                                 ===============
Gross tax appreciation of investments                              $  38,176,833
Gross tax depreciation of investments                                         --
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $  38,176,833
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

ONE CHOICE PORTFOLIO: AGGRESSIVE - SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund during the nine months ended April 30, 2007, follows:

                                                                                                APRIL 30, 2007
                      JULY 31, 2006    PURCHASE       SALES      REALIZED    DISTRIBUTIONS    SHARE       MARKET
FUND/UNDERLYING FUND  SHARE BALANCE      COST          COST     GAIN (LOSS)   RECEIVED(1)    BALANCE       VALUE
-------------------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: AGGRESSIVE

Equity Growth Fund
Investor Class          1,161,627    $ 21,746,331  $ 1,254,741   $      6      $1,902,436   1,959,463  $ 52,317,662
Growth Fund
Investor Class          1,414,558      22,233,520      671,492     (3,065)         27,614   2,387,075    55,929,167
Large Company
Value Fund
Investor Class          2,279,282      14,859,697       32,886       (235)        533,384   4,273,309    33,716,408
Real Estate Fund
Investor Class            133,370       3,441,834      192,237        227         607,331     235,941     7,427,423
Small
Company Fund
Investor Class            428,074       3,666,963       65,125     (4,035)        302,248     788,983     8,339,550
Value Fund
Investor Class          1,150,600       6,243,459    1,437,064      7,702         776,852   1,772,078    14,052,579
Vista Fund
Investor Class          1,594,954      18,795,507    5,110,831     67,326         274,257   2,416,351    46,224,795
Diversified
Bond Fund
Investor Class          2,675,997      29,863,292       57,353     (2,377)      1,341,737   5,659,248    56,705,665
High-Yield Fund
Investor Class          1,390,222       7,826,010       18,999       (915)        593,654   2,605,977    16,964,910
Emerging
Markets Fund
Investor Class          1,391,260      10,239,437      130,892     (8,134)      3,048,005   2,495,312    24,279,386
International
Growth Fund
Investor Class          2,288,519      18,611,716    4,358,556     51,329         266,288   3,472,716    47,124,756
Prime Money
Market Fund
Investor Class          3,862,210       3,685,785        8,034         --         193,259   7,539,961     7,539,961
International
Bond Fund
Investor Class            144,708       1,720,561        6,036        (41)         60,951     268,815     3,787,603
                      ---------------------------------------------------------------------------------------------
                                     $162,934,112  $13,344,246   $107,788      $9,928,016              $374,409,865
                      =============================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
ONE CHOICE PORTFOLIO(reg.sm): VERY AGGRESSIVE
APRIL 30, 2007

[american century investments logo and text logo]

ONE CHOICE PORTFOLIO: VERY AGGRESSIVE - SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS(1) - 100.0%
DOMESTIC EQUITY FUNDS - 71.3%
           997,083  Equity Growth Fund
                    Investor Class                                  $ 26,622,116
         1,199,459  Growth Fund Investor Class                        28,103,324
         2,156,908  Large Company Value Fund
                    Investor Class                                    17,018,004
            97,449  Real Estate Fund Investor Class                    3,067,695
           362,084  Small Company Fund
                    Investor Class                                     3,827,228
           975,744  Value Fund Investor Class                          7,737,650
         1,237,606  Vista Fund Investor Class                         23,675,403
                                                                 ---------------
                                                                     110,051,420
                                                                 ---------------
INTERNATIONAL EQUITY FUNDS - 23.1%
         1,189,067  Emerging Markets Fund
                    Investor Class                                    11,569,622
         1,778,149  International Growth Fund
                    Investor Class                                    24,129,482
                                                                 ---------------
                                                                      35,699,104
                                                                 ---------------
DOMESTIC FIXED INCOME FUNDS - 2.6%
           389,463  Diversified Bond Fund
                    Investor Class                                     3,902,419
                                                                 ---------------
MONEY MARKET FUNDS - 2.0%
         3,113,482  Prime Money Market Fund
                    Investor Class                                     3,113,482
                                                                 ---------------
INTERNATIONAL FIXED INCOME FUNDS - 1.0%
           110,994  International Bond Fund
                    Investor Class                                     1,563,905
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 100.0%                                 154,330,330
                                                                 ---------------
(Cost $135,349,868)

OTHER ASSETS AND LIABILITIES(2)                                           26,326
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $154,356,656
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2) Category is less than 0.05% of total net assets.

ONE CHOICE PORTFOLIO: VERY AGGRESSIVE - SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of April 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $135,672,957
                                                                 ===============
Gross tax appreciation of investments                               $ 18,657,373
Gross tax depreciation of investments                                         --
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $ 18,657,373
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. UNDERLYING FUNDS

The fund invests in a combination of underlying American Century funds. The fund's asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

ONE CHOICE PORTFOLIO: VERY AGGRESSIVE - SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
3. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund during the nine months ended April 30, 2007, follows:

                                                                                              APRIL 30, 2007
                       JULY 31, 2006   PURCHASE       SALES     REALIZED    DISTRIBUTIONS   SHARE       MARKET
FUND/UNDERLYING FUND   SHARE BALANCE     COST         COST     GAIN (LOSS)   RECEIVED(1)   BALANCE       VALUE
------------------------------------------------------------------------------------------------------------------
ONE CHOICE PORTFOLIO: VERY AGGRESSIVE

Equity Growth Fund
Investor Class             576,860    $11,509,837  $  716,258    $(2,547)    $  952,578      997,083  $ 26,622,116
Growth Fund
Investor Class             697,982     11,654,350     529,240     (3,581)        13,608    1,199,459    28,103,324
Large Company
Value Fund
Investor Class           1,156,008      7,568,947     115,396     (1,849)       265,356    2,156,908    17,018,004
Real Estate Fund
Investor Class              54,124      1,471,089     101,736     (1,593)       245,366       97,449     3,067,695
Small Company Fund
Investor Class             192,812      1,718,494      27,990     (2,023)       136,012      362,084     3,827,228
Value Fund
Investor Class             604,033      3,551,471     687,725       (978)       418,250      975,744     7,737,650
Vista Fund
Investor Class             784,706      9,661,876   2,059,085     66,333        137,734    1,237,606    23,675,403
Emerging
Markets Fund
Investor Class             658,305      4,941,828      84,183     (6,644)     1,425,252    1,189,067    11,569,622
International
Growth Fund
Investor Class           1,142,021      9,581,941   1,911,029     19,408        133,743    1,778,149    24,129,482
Diversified
Bond Fund
Investor Class              80,339      3,114,466      25,438       (233)        82,810      389,463     3,902,419
Prime Money
Market Fund
Investor Class           1,567,786      1,566,434      20,738         --         78,790    3,113,482     3,113,482
International
Bond Fund
Investor Class              58,738        735,809      13,889       (391)        24,811      110,994     1,563,905
                       -------------------------------------------------------------------------------------------
                                      $67,076,542  $6,292,707    $65,902     $3,914,310               $154,330,330
                       ===========================================================================================

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

By:      /s/  Jonathan S. Thomas
         ------------------------------------
         Name:      Jonathan S. Thomas
         Title:     President

Date:    June 21, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/  Jonathan S. Thomas
         ------------------------------------
         Name:      Jonathan S. Thomas
         Title:     President
                    (principal executive officer)

Date:    June 21, 2007

By:      /s/  Robert J. Leach
         ------------------------------------
         Name:      Robert J. Leach
         Title:     Vice President, Treasurer, and
                    Chief Financial Officer
                    (principal financial officer)

Date:    June 21, 2007